Condensed Consolidated Balance Sheets (Current Period Unaudited) (USD $)	Mar. 31, 2015	Dec. 31, 2014		Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 221,000	$ 895,000	[1]	$ 56,000	$ 430,000	$ 449,000
Accounts receivable	35,000	6,000	[1]
Inventory	167,000	131,000	[1]		228,000
Prepaid expenses and other current assets	881,000	923,000	[1]		308,000
Total current assets	1,304,000	1,955,000	[1]		966,000
Property and equipment, net	170,000	187,000	[1]		128,000
Other assets	160,000	156,000	[1]		44,000
Total assets	1,634,000	2,298,000	[1]		1,138,000
Current liabilities:
Accounts payable	612,000	416,000	[1]		967,000
Accrued liabilities	583,000	223,000	[1]		516,000
Note payable	3,500,000	2,500,000	[1]		1,463,000
Total current liabilities	4,695,000	3,139,000	[1]		7,821,000
Total liabilities	4,695,000	3,139,000	[1]		8,445,000
Stockholders’ equity (deficit):
Preferred stock, no par value; unlimited shares authorized; no shares issued and outstanding as of March 31, 2015 and December 31, 2014		0	[1]		0
Common stock and paid-in capital, no par value; unlimited shares authorized as of March 31, 2015 and December 31 2014; 18,341,294 shares issued and outstanding as of March 31, 2015 and December 31, 2014	35,548,000	35,244,000	[1]
Accumulated deficit	(38,609,000)	(36,085,000)	[1]		(29,905,000)
Total stockholders’ equity (deficit)	(3,061,000)	(841,000)	[1]		(7,307,000)	(3,077,000)
Total liabilities and stockholders’ equity (deficit)	$ 1,634,000	$ 2,298,000	[1]		$ 1,138,000

[1]	The condensed consolidated balance sheet as of December 31, 2014 has been derived from the audited financial statements as of that date.